One Commerce Square
                                        Philadelphia, PA 19103


Delaware Group of Funds
                                                       DELAWARE
                                                       GROUP
                                                       ________


1933 Act Rule 497(j)
                                                    File No. 333-38801
                                                    1940 Act File No. 811-8457


January 5, 1998


Filed via EDGAR (CIK #0001048133)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File Nos. 333-38801 and 811-8457
     Delaware Group Foundation Funds

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Pre-Effective Amendment No. 1, the most recent pre-effective amendment of Delaware Group Foundation Funds. Pre-Effective Amendment No. 1 was transmitted electronically to the Commission on December 30, 1997 on Form N-1A under the Securities Act of 1933, and was declared effective on December 31, 1997.



Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel